Schedule of transaction with related parties (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
Directors [member]
IfrsStatementLineItems [Line Items]
Advance from	$ (627,169)	$ (818,707)	$ (91,741)	$ (712,503)
Repayment to	265,510	346,597	50,150	386,644
Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Revenue from electrical works and installation services	817,828	1,067,593	4,146,774	105,408
Subcontractors' costs	(769,879)	(1,005,000)	(3,617,741)	(634,441)
Purchases			2,230	3,550
Rental charged	$ 9,193	$ 12,000	$ 4,000